Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Multi-Asset Real Return
Issuer	Invincible Investment Corp
Ticker/Sedol	8963.T (B00STP1)
Principal Amount (US$)	$233,560,566
Principal Amount (Foreign$)	JPY 25,326,140,000
Amount Purchased (US$)	$8,690.63
Amount Purchased (Foreign$)	JPY 942,368
Trade Date	07/10/2019
Price (US$)	543.16
Price-Foreign	JPY 58,898
Underwriter	Morgan Stanley
Other Syndicate Members:	Citigroup Capital Markets, Mizuho, Mitsubishi UFJ Securities, SMBC Nikko Securities, Nomura Asset Management
Underwriting Spread	3.33%
Currency	JPY

Fund	Multi-Asset Real Return
Issuer	Mitsui Fudosan Logistics Park Inc
Ticker/Sedol	3471.T (BYZWTW3)
Principal Amount (US$)	$266,336,487
Principal Amount (Foreign$)	JPY 29,249,073,000
Amount Purchased (US$)	$4,514.17
Amount Purchased (Foreign$)	JPY 495,747
Trade Date	01/22/2020
Price (US$)	4514.17
Price-Foreign	JPY 495,747
Underwriter	Daiwa Securities Co
Other Syndicate Members:	Nomura International PLC, SMBC Nikko Capital Markets Limited, Daiwa Capital Markets Europe Limited, Mizuho International PLC, Morgan Stanley & Co International PLC, BofA Securities, Merrill Lynch International, Nomura Securities Co, Ltd, SMBC Nikko Securities Inc, Mizuho Securities Co Ltd, Mitsubishi UFJ, Okasan Securities Co Ltd
Underwriting Spread	1.64%
Currency	JPY